Organization	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

NOTE 1 – ORGANIZATION

Westcott Products Corporation (the “Company” or “Westcott”) was incorporated as “Light Tech, Inc.” under the laws of the State of Nevada on May 24, 1984. A subsidiary in the name “Westcott Products Corporation” was organized by us under the laws of the State of Delaware on June 24, 1986, for the purpose of changing our name and domicile to the State of Delaware. On June 27, 1986, we merged with the Delaware subsidiary, with the survivor being Westcott Products Corporation, a Delaware corporation.